S-K 1603(a)(7) Direct and Indirect Material Interest Holders	Jan. 07, 2026
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
SPAC Sponsor Direct and Indirect Material Interest Holder Nature	As of the date of this prospectus, other than Mr. Weil, and as discussed below with respect to the non-managing sponsor investors, no other person has a direct or indirect material interest in our sponsor.